Summary of Significant Accounting Policies - Property and Equipment Estimated Useful Lives (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Computer equipment and software	3 years	3 years
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Computer equipment and software	5 years	5 years
Laboratory Equipment
Property Plant And Equipment [Line Items]
Computer equipment and software	5 years	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Leasehold improvements	Shorter of useful life or remaining lease term	Shorter of useful life or remaining lease term